                                                                         April 2, 2003

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC  20549

Attn: Vincent J. Di Stefano

Re: Bertolet Capital Trust: File 811-21291 and 333-102850

Dear Mr. Di Stefano,

Pursuant to Rule 497, paragraph (j) under the Securities Act of 1933, as amended, the undersigned on behalf of Bertolet Capital Trust (the “Trust”), hereby certifies that the form of prospectus that would have been filed under paragraph (b) or ( c) of this section would not have differed materially from that contained in the most recent registration amendment. Additionally, the undersigned certifies that the text of the most recently filed registration statement amendment has been filed electronically.

                                                                             Bertolet Capital Trust

                                                                              By: /s/ John E. Deysher

                                                                                    -----------------------

                                                                                     John E. Deysher

                                                                                     President and Secretary